EMPLOYEE BENEFITS AND PAYROLL ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2022
Employee-related Liabilities [Abstract]
Schedule of Employee Benefits and Payroll Accruals
	December 31,
	2 0 2 2	2 0 2 1
Short-term employee benefits:
Benefits for vacation and recreation pay	529	573
Liability for payroll, bonuses and wages	732	1,388
	1,261	1,961